Share-Based Payment	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
SHARE-BASED PAYMENT

NOTE 13: - SHARE-BASED PAYMENT

a.	Shares reserved for Employees Stock Option Plan:

On December 29, 2017, the Company’s Board approved a resolution to reserve 417,000 Ordinary shares of the Company for the purpose of an Employees Stock Option Plan (“ESOP”) and future grants to employees and consultants as the Board may approve from time to time.

The Company’s board of directors adopted the INX Limited Share Ownership and Award Plan (2021) (the “Share Ownership and Award Plan” or the “Plan”) on February 22, 2021, and Company’s shareholders approved the Plan on March 18, 2021.

The Plan provides for the grant of options to purchase Ordinary Shares and restricted shares to such employees, directors and consultants engaged by the Company or any of its affiliates. The Plan further provides for the grant of options and restricted shares to service providers who are not Gibraltar citizens and includes U.S. and Israeli appendices that further specify the terms and conditions of grants of options and restricted shares to such foreign grantees. Subject to certain capitalization adjustments, the aggregate number of Ordinary Shares that may be issued pursuant to share awards under the Plan may not exceed 1,288,882 Ordinary Shares.

b.	Share options and warrants granted to employees and service providers:

1.	Upon the adoption of a Share Ownership and Option Plan (the “Plan”) by the Company, certain employees received 586,261 options exercisable into Ordinary shares of the Company at a price per share equal to the fair value per share at the date of the commitment of the Company to grant the options. The options vest over periods of three to four years. The options are exercisable for a period of 10 years from the date of grant. On February 21, 2021, following to the adoption of the Plan, the Company granted to these employees 586,261 options at an exercise price of $0.319-$1.367 per share.

2.	In addition, pursuant to agreements with two certain officers of the Company, such officers are entitled to options (or to issuance of restricted shares) for 67,158 Ordinary Shares and 539,280 Ordinary Shares (or a smaller number of options if exercised on a cashless basis) subject to further approval of the Board and (in the event of issuance of restricted shares) to a customary reverse vesting agreement. The options are exercisable for a period 10 years from the date of grant.

3.	On March 25, 2021, the Company granted to two U.S. employees, effective as of April 1, 2021, options to purchase to purchase 403,710 Ordinary Shares of the Company at an exercise price of $11.13 per share, vesting period over 3 years.

c.	As of December 31, 2021, 382,878 options were exercisable. The Company has recorded expenses of $10,899 and $570 for the year ended December 31, 2021, and 2020, respectively.

d.	The table below summarizes the assumptions that were used to estimate the fair value of the above options granted to employees using the Black- Scholes option pricing model:

	Year ended December 31,
	2021	2020
Expected term (years)	10	10
Expected volatility	94%-94.67%	99.26%
Estimated exercise price	0.392-11.126	3.133
Risk-free interest rate	1.37%-1.71%	0.65%
Dividend yield	0	0